Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares
Supplemental Income Statement Elements [Abstract]
Trade receivables, allowance for credit losses | $		$ 24,602		$ 22,410
Ordinary shares, par value | ₪ / shares	₪ 0.01		₪ 0.01
Ordinary shares, shares authorized		120,000,000		120,000,000
Ordinary shares, shares issued		88,899,844		87,834,902
Ordinary shares, shares outstanding		85,418,321		84,353,379
Treasury stock, ordinary shares		3,481,523		3,481,523